united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
	Principal Amount	Interest Rate	Maturity Date	Fair Value
U.S. GOVERNMENT OBLIGATIONS - 93.8%
U.S. TREASURY BILLS*+ - 93.8%
	$300,000,000	2.35%	4/25/2019	$298,384,959

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $298,395,332)				298,384,959

TOTAL INVESTMENTS - 93.8% (Cost - $298,395,332)				$298,384,959
CASH, OTHER ASSETS AND LIABILITIES - NET - 6.2%				19,681,712
TOTAL NET ASSETS - 100.0%				$318,066,671

+ Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of January 31, 2019.
* All or portion of this security is segregated as collateral for swaps.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

	CREDIT DEFAULT SWAP
Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$147,000,000	$5,765,400	To Sell Protection - CDX HYS31 SWAP 5YR PRC	BNP	12/20/2023	Receive	5.00%	$8,914,668	$3,149,268
							$8,914,668	$3,149,268

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

	TOTAL RETURN SWAPS
Security			Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares			13,177,295	$97,000,000	3-Mth USD_LIBOR plus 120 bps	1/15/2022	Barclays	$922,554
Neuberger Berman High Income Bond Fund - Institutional Class			5,077,827	42,000,000	3-Mth USD_LIBOR plus 120 bps	1/15/2022	Barclays	355,502
Vanguard High-Yield Corporate Fund - Admiral Shares			7,320,257	41,000,000	3-Mth USD_LIBOR plus 120 bps	1/15/2022	Barclays	512,500
	Total							$1,790,556

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
Shares			Fair Value
	MUTUAL FUNDS - 98.2%
	DEBT FUNDS - 98.2%
1,195,161	Lord Abbett High Yield Municipal Bond Fund - Institutional Class		$14,043,137
2,024,513	MainStay MacKay High Yield Municipal Bond Fund - Institutional Class		25,063,468
1,990,204	MFS Municipal High Income Fund - Institutional Class		16,100,751
470,645	Northern High Yield Municipal Fund - Institutional Class		4,009,896
4,497,478	Nuveen High Yield Municipal Bond Fund - Institutional Class		76,277,234
2,495,886	Oppenheimer Rochester High Yield Municipal Fund - Retail Class		18,145,093
	TOTAL MUTUAL FUNDS (Cost - $153,007,153)		153,639,579
		Interest Rate
	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUNDS - 0.3%
166,662	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	1.24% +	166,695
113,183	JP Morgan Municipal Money Market Fund - Institutional Class	1.11% +	113,183
216,227	JP Morgan Tax Free Money Market Fund - Institutional Class	1.15% +	216,227
	TOTAL SHORT-TERM INVESTMENTS (Cost - $496,088)		496,105

	TOTAL INVESTMENTS - 98.5% (Cost - $153,503,241)		$154,135,684
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.5%		2,351,576
	TOTAL NET ASSETS - 100.0%		$156,487,260

+ Variable rate security. Interest rate is as of January 31, 2019.

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
Shares					Fair Value
	EXCHANGE TRADED FUND - 30.1%
	DEBT FUND - 30.1%
176,000	iShares 3-7 Year Treasury Bond ETF				$21,477,280
	TOTAL EXCHANGE TRADED FUND (Cost - $21,146,400)				21,477,280

	U.S. GOVERNMENT OBLIGATIONS - 65.6%
	U.S. TREASURY BILL* - 65.6%
		Principal Amount	Interest Rate	Maturity Date	Fair Value
		$47,000,000	2.33%	4/25/2019	46,746,977

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $46,750,426)				46,746,977

	TOTAL INVESTMENTS - 95.7% (Cost - $67,896,826)				$68,224,257
	CASH, OTHER ASSETS AND LIABILITIES - NET - 4.3%				3,063,911
	TOTAL NET ASSETS - 100.0%				$71,288,168

* Interest rate shown is the discounted rate at time of purchase of US Treasury Bill.
ETF - Exchange Traded Fund

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
Shares					Fair Value
	EXCHANGE TRADED FUND - 29.4%
	DEBT FUND - 29.4%
202,000	iShares 3-7 Year Treasury Bond ETF				$24,650,060
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,270,300)				24,650,060

	U.S. GOVERNMENT OBLIGATIONS - 66.5%
	U.S. TREASURY BILL* - 66.5%
		Principal Amount	Interest Rate	Maturity Date	Fair Value
		$56,000,000	2.33%	4/25/2019	55,698,526

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $55,699,171)				55,698,526

	TOTAL INVESTMENTS - 95.9% (Cost - $79,969,471)				$80,348,586
	CASH, OTHER ASSETS AND LIABILITIES - NET - 4.1%				3,474,585
	TOTAL NET ASSETS - 100.0%				$83,823,171

* Interest rate shown is the discounted rate at time of purchase of US Treasury Bill.
ETF - Exchange Traded Fund

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
	Principal Amount	Interest Rate	Maturity Date	Fair Value
U.S. GOVERNMENT OBLIGATIONS - 93.5%
U.S. TREASURY BILL* - 93.5%
	$53,000,000	2.33%	4/25/2019	$52,714,676

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $52,715,287)				52,714,676

TOTAL INVESTMENTS - 93.5% (Cost - $52,715,287)				$52,714,676
CASH, OTHER ASSETS AND LIABILITIES - NET - 6.5%				3,691,907
TOTAL NET ASSETS - 100.0%				$56,406,583

* Interest rate shown is the discounted rate at time of purchase of US Treasury Bill.

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
Shares		Fair Value
	COMMON STOCKS - 98.9%
	AUTO MANUFACTURERS - 2.8%
27,238	Navistar International Corp. *	$894,496

	AUTO PARTS & EQUIPMENT- 5.7%
45,373	Adient PLC	895,663
25,852	Tenneco, Inc.	896,547
		1,792,210
	CHEMICALS - 2.8%
79,261	Element Solutions, Inc. *	890,894

	COMMERCIAL SERVICES - 8.5%
53,897	Hertz Global Holdings, Inc. *	894,151
34,630	Nielsen Holdings PLC	889,298
56,807	Travelport Worldwide Ltd.	889,598
		2,673,047
	COMPUTERS - 5.7%
70,329	Conduent, Inc. *	896,695
20,165	Seagate Technology PLC	892,906
		1,789,601
	DISTRIBUTION / WHOLESALE - 2.8%
16,878	WESCO International, Inc. *	884,407

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
4,946	Alliance Data Systems Corp.	878,360
83,113	SLM Corp. *	890,140
		1,768,500
	ELECTRONICS - 2.9%
36,063	nVent Electric PLC	902,296

	ENGINEERING & CONSTRUCTION - 2.8%
30,146	Arcosa, Inc.	887,197

	FOOD - 5.7%
25,322	Campbell Soup Co.	897,159
14,073	Sysco Corp.	898,561
		1,795,720
	HEALTHCARE-PRODUCTS - 2.8%
12,264	Baxter International, Inc.	889,017

	HEALTHCARE-SERVICES - 2.8%
13,633	Magellan Health, Inc. *	888,326

	HOUSEWARES - 2.8%
41,889	Newell Brands, Inc.	888,466

	INTERNET - 5.7%
32,647	Cars.com, Inc. *	891,590
42,489	Symantec Corp.	893,119
		1,784,709
	MACHINERY-CONSTRUCTION & MINING - 2.9%
29,234	Terex Corp.	897,776

	MACHINERY-DIVERSIFIED - 2.9%
63,933	Welbilt, Inc. *	896,341

	MISCELLANEOUS MANUFACTURING - 2.9%
38,315	Trinity Industries, Inc.	895,805

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares		Fair Value
	OFFICE & BUSINESS EQUIPMENT - 2.8%
31,491	Xerox Corp.	$888,361

	PHARMACEUTICALS - 5.6%
14,941	Herbalife Nutrition Ltd. *	891,978
19,133	Perrigo Co. PLC	888,728
		1,780,706
	PIPELINES - 2.8%
13,633	Cheniere Energy, Inc. *	895,006

	PRIVATE EQUITY - 2.8%
39,332	KKR & Co., Inc.	883,003

	RETAIL - 5.6%
1,675	Chipotle Mexican Grill, Inc. *	887,097
10,087	Tiffany & Co.	895,020
		1,782,117
	SAVINGS & LOANS - 2.8%
73,986	Investors Bancorp, Inc.	898,190

	SEMICONDUCTORS - 2.8%
48,123	Marvell Technology Group Ltd.	891,719

	SOFTWARE - 5.6%
6,601	athenahealth, Inc. *	889,419
13,391	CommVault Systems, Inc. *	884,743
		1,774,162

	TOTAL COMMON STOCK (Cost - $33,857,524)	31,212,072

	TOTAL INVESTMENTS - 98.9% (Cost - $33,857,524)	$31,212,072
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.1%	360,260
	TOTAL NET ASSETS - 100.0%	$31,572,332

* Non-Income producing security.
PLC - Public Limited Company

Redwood Funds
Notes to Portfolio of Investments (Unaudited)
January 31, 2019

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds- The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds").  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, wich is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each group within the fair value teams. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Redwood Funds
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2019

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2019 for the Funds' assets and liabilities measured at fair value:

Redwood Managed Volatility Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$298,384,959	$-	$298,384,959
Total	$-	$298,384,959	$-	$298,384,959
	Derivatives
Swaps	$-	$10,705,224	$-	$10,705,224
Total	$-	$10,705,224	$-	$10,705,224

Redwood Managed Municipal Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$153,639,579	$-	$-	$153,639,579
Short-Term Investments	329,410	166,695	-	496,105
Total	$153,968,989	$166,695	$-	$154,135,684

Redwood AlphaFactor® Tactical Core Fund
Assets	Level 1	Level 2	Level 3	Total
Exhange Traded Fund	$21,477,280	$-	$-	$21,477,280
U.S. Government Obligations	-	46,746,977	-	46,746,977
Total	$21,477,280	$46,746,977	$-	$68,224,257

Redwood AlphaFactor® Tactical International Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$24,650,060	$-	$-	$24,650,060
U.S. Government Obligations	-	55,698,526	-	55,698,526
Total	$24,650,060	$55,698,526	$-	$80,348,586

Redwood Funds
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2019
Redwood Systematic Macro Trend (“SMarT”) Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$52,714,676	$-	$52,714,676
Total	$-	$52,714,676	$-	$52,714,676

Redwood Activist Leaders™ Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$31,212,072	$-	$-	$31,212,072
Total	$31,212,072	$-	$-	$31,212,072

The Funds did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Redwood Managed Volatility Fund	$298,434,848	$-	$(49,889)	$(49,889)
Redwood Managed Municipal Income Fund	153,503,241	632,443	-	632,443
Redwood AlphaFactor® Tactical Core Fund	68,185,116	42,590	(3,449)	39,141
Redwood AlphaFactor® Tactical International Fund	79,969,471	379,760	(645)	379,115
Redwood Systematic Macro Trend (“SMarT”) Fund	52,714,104	572	-	572
Redwood Activist Leaders™ Fund	34,244,594	681,630	(3,714,152)	(3,032,522)

Swap Agreements – The Managed Volatility Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

Exchange Traded Funds – Certain Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Redwood Funds invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The other Funds may also invest in investment companies. Such investments would subject the Funds to similar risks.

The performance of the Municipal Income Fund will be directly affected by the performance of the Nuveen High Yield Municipal Bond Fund - Institutional Class and the performance of the Tactical Core Fund and Tactical International Fund will be directly affected by the performance of the iShares 3-7 Year Treasury Bond ETF. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Municipal Fund, Tactical Core Fund and Tactical International Fund’s financial statements. As of January 31, 2019, the percentage of the Municipal Income Fund’s net assets invested in the Nuveen High Yield Municipal Bond Fund – Institutional Class was 48.7%. The percentage of the Tactical Core Fund’s and Tactical International Fund's net assets invested in iShares 3-7 Year Treasury Bond ETF were 30.1% and 29.4%, respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2019

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/28/2019